Pension schemes (Tables)	12 Months Ended
Dec. 31, 2025
Pension schemes
Schedule of net defined benefit obligation

(in EUR 000)	2025	2024
Net defined benefit liability at January 1	—	9
Defined benefit cost included in profit or loss	327	251
Total remeasurement included in OCI	18	(11)
Employer contributions	(345)	(249)
Net defined benefit liability at December 31	—	—

Schedule of gross defined benefit liability

(in EUR 000)	2025	2024
Gross defined benefit liability at January 1	973	764
Current service cost	331	254
Interest cost	35	25
Administrative expenses	(5)	(4)
Taxes on contributions	(15)	(11)
Return on plan assets	(1)	(53)
Insurance premiums for risk benefits	(14)	(10)
Actuarial loss due to change in experience assumptions	(50)	8
Gross defined benefit liability at December 31	1,254	973

Schedule of fair value of the plan assets

(in EUR 000)	2025	2024
Fair value plan assets at January 1	973	755
Interest income	39	28
Employer contributions	345	250
Administrative expenses	(5)	(4)
Taxes on contributions	(15)	(11)
Insurance premiums for risk benefits	(14)	(10)
Return on plan assets	(1)	(53)
Actuarial gain on fair value of the plan assets	(68)	18
Fair value plan assets at December 31	1,254	973

Schedule of the number of members and the average age of the members

	For the year ended December 31
	2025	2024
Active members	49	47
Average age	40	39

Schedule of assumptions for defined benefit plan

	For the year ended December 31
	2025	2024
Discount rate	4.4%	3.7%
Inflation rate	2.0%	2.2%
Salary increase (in excess of inflation)	1.0%	1.0%
Withdrawal rate based on age (minimum)	0.0%	0.0%
Withdrawal rate based on age (maximum)	12.0%	12.0%

Schedule of sensitivity analysis for actuarial assumptions

	For the year ended December 31
	2025	2024
Increase of 0.25% in the discount rate	—	—
Decrease of 0.25% in the discount rate	—	—

Schedule of total expected benefit payments

As at
December 31,
(in EUR 000)	2025
In the next 12 months	—
Between 2 and 5 years	—
Between 6 and 10 years	243